Schedule of Subsidiaries and Variable Interest Entity (Details)	12 Months Ended
Dec. 31, 2017
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 1	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 2	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 3	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 4	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 5	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 6	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 7	0.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 8	0.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 9	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 10	0.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 11	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 12	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 13	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 14	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 15	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 16	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 17	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 18	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 19	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 20	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 21	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 22	0.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 23	0.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 24	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 25	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 26	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 27	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 28	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 29	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 30	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 31	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 32	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 33	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 34	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 35	100.00%
Organization, Principal Activities And Management's Plans Schedule Of Subsidiaries And Variable Interest Entity 36	100.00%